Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,073	$ 1,003
Accounts receivable, net	5,341	8,021
Inventories	36,692	31,442
Amounts due from related parties	1,068	50
Financial assets available for sales	242	325
Deposits, prepayments and other receivables	1,965	3,230
Total current assets	52,381	44,071
Non-current assets:
Property and equipment, net	1,817	7,218
Right-of-use assets	1,592	1,489
Investment in equity securities	2,200
Deferred tax assets	11	8
Total non-current assets	5,620	8,715
TOTAL ASSETS	58,001	52,786
Current liabilities:
Accounts payable and accrued liabilities	4,758	4,781
Customer deposits	3,238	5,884
Amounts due to related parties	15,099	17,167
Bank borrowings	4,588	8,862
Lease liabilities	3,482	3,484
Income tax payable	313	1,007
Total current liabilities	31,478	41,185
Long-term liabilities:
Bank borrowings	431	3,175
Lease liabilities	4,265	2,114
Total long-term liabilities	4,696	5,289
TOTAL LIABILITIES	36,174	46,474
Commitments and contingencies
Shareholders’ equity
Ordinary share, par value US$0.00025, 400,000,000 shares authorized, 30,840,000 and 24,800,000 ordinary shares issued and outstanding as of December 31, 2023 and 2022, respectively	8	6
Additional paid-in capital	18,945	5,440
Retained earnings	3,024	1,235
Non-controlling interest		50
Accumulated other comprehensive loss	(150)	(419)
Total shareholders’ equity	21,827	6,312
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	58,001	52,786
Related Party [Member]
Current assets:
Amounts due from related parties	1,068	50
Current liabilities:
Amounts due to related parties	$ 15,099	$ 17,167